Description Of The Business - Summary of Reconciles the Elements of the Business Combination to the Condensed Consolidated Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Cash	$ 310,330
Less: transaction costs and advisory fees paid	(49,075)
Net proceeds from Rocket Lab Business Combination	728,255
Less: Accrued transaction costs	(27)
Plus: Prepaid expenses assumed as part of Business Combination	219
Less: Warrants assumed as part of Business Combination	(48,149)
Less: Repurchase of Management Shares	(30,358)
Reverse recapitalization, net of transaction costs	649,940
Pipe Investment [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Cash	$ 467,000